Summary of Significant Accounting Policies (Tables)	6 Months Ended
May 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Using the Straight-Line Method over the Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	5 years
Furniture and fixtures	5 years
Motor vehicle	3 years

Schedule of Revenue Disaggregated by Timing of Revenue Recognition

Revenue disaggregated by timing of revenue recognition for the six months ended May 31, 2025 and 2024 is disclosed in the table below:

	For the Six Months Ended May 31,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	HK$	HK$	US$

Financial PR Services	7,611,392	4,679,637	596,824
Project-based PR Services	848,566	2,269,121	289,396
One-off PR Services	1,893,710	1,253,400	159,854
Total revenues	10,353,668	8,202,158	1,046,074